Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Aug. 31, 2022	Aug. 31, 2021
Revenues
Precious metal sales (Note 20 and 25)		$ 15,094
Production costs	[1]	(4,471)
Royalty		(1,122)
Depreciation		(122)
Total cost of sales		(5,715)
Gross profit		9,379
General and administrative expense (Note 19 and 21)		(8,920)	(9,696)
Financial instrument related cost and other (Note 22)		(2,328)	4,659
Reclamation expense (Note 27)		(134)	(134)
Loss on disposal of assets		(36)	(27)
Foreign exchange		167	(78)
Interest, net and other expense		(14)	(7)
Net loss before tax		(1,886)	(5,283)
Income tax expense (Note 11)		(436)
Net loss		(2,322)	(5,283)
Non-controlling interest (Note 18)		3,894	(1,279)
Common shares shareholders		$ (6,216)	$ (4,004)
Basic and diluted		$ (0.02)	$ (0.02)
Basic		266,999,724	232,208,260
Diluted		266,999,724	232,208,260

[1]	Exclusive of depreciation, which is shown separately.